Summary of significant accounting policies - Business Description (Details) person in Millions	12 Months Ended
Dec. 31, 2022 person item MW
Business description
Number of electric distribution cooperative members | item	38
Summer planning reserve capacity of generating units (in megawatts)	7,744
Number of people to whom energy is distributed on a retail basis by the entity's members | person	4.4
Smarr EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	733
Green Power EMC
Business description
Summer planning reserve capacity of generating units (in megawatts)	584
Green Power EMC | Solar energy
Business description
Summer planning reserve capacity of generating units (in megawatts)	552